Prepayments - Schedule of Prepayments (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments [Abstract]
Prepayments – inventories and processing fee	¥ 6,610,361		¥ 3,011,819
Prepayments – others	2,041,902		1,594,247
Prepayments	¥ 8,652,263	$ 1,208,653	¥ 4,606,066